Note 6 - Stockholders' Equity	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Equity [Text Block]
6.	Stockholders’ Equity

Reverse Stock Split and Reduction of Authorized Shares of Common Stock

At a special meeting of our stockholders held on January 16, 2024, our stockholders approved an amendment to our certificate of incorporation to (i) reduce our authorized shares of common stock from 600,000,000 to 150,000,000 and (ii) effect a one-for-fifteen reverse split of our common stock. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on January 30, 2024 and our common stock began trading on the split-adjusted basis on January 31, 2024. The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock split.

May 2024 Offering

On May 21, 2024, we closed a registered direct offering of 220,000 shares of common stock and pre-funded warrants to purchase an aggregate of 582,844 shares of common stock (the “May 2024 Pre-Funded Warrants”). In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 1,605,688 shares of common stock at an exercise price of $1.68 per share (the “May 2024 Common Warrants”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $1.2 million. As noted under “Warrant Exercises” below, the May 2024 Pre-Funded Warrants were exercised in full during June 2024.

Warrant Exercises

During the first quarter of 2024, we issued 269,032 shares of our common stock upon the exercise of prefunded warrants issued in December 2023 (the “December 2023 Pre-Funded Warrants”). During June 2024, we issued 238,000 and 582,844 shares of our common stock upon the exercise of the December 2023 Pre-Funded Warrants and the May 2024 Pre-Funded Warrants, respectively; and 2,549 shares of our common stock upon the cashless exercise of 4,000 warrants issued in June 2020. Also during June 2024, we issued 826,998 shares of our common stock upon the exercise of common warrants issued in December 2023, with net cash proceeds to us of approximately $1.4 million.

Other Common Stock Transactions

During January 2024, we issued 6,703 shares of our common stock pursuant to a professional relations and consulting agreement and we issued 55,422 shares of our common stock for the roundup of fractional shares associated with the reverse stock split.

Stock Options

We have stock-based incentive plans (the “Plans”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. During the six months ended June 30, 2024, 961 stock options were cancelled and there were no new grants of stock options or other transactions related to the Plans. As of June 30, 2024, there are 133,648 stock options outstanding, with a weighted-average exercise price of $28.39 per share and a weighted-average remaining contractual term of 7.7 years. Including the outstanding stock options, a total of 333,648 shares of our common stock are reserved for future issuance pursuant to the Plans.

Stock Purchase Warrants

The table below summarizes information concerning warrants outstanding as of June 30, 2024.

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	4,000	$1.68	June 2025
September 2020	159,781	75.00	September 2025
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	582,000	1.68	June 2029
May 2024	1,605,688	1.68	May 2029
Outstanding at June 30, 2024	2,362,937